UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Allston Trading LLC
Address: 440 S LaSalle St Suite 1200
         Chicago IL 60605

13F File Number: 28-13647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Greg O'Connor
Title: CCO
Phone: 312-663-7150

Signature, Place,            and Date of Signing:
Greg O'Connor   CHICAGO, ILLINOIS August 13, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 18
Form 13F Information Table Value Total: $66,091

List of Other Included Managers:

NONE
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
    FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

BANK OF AMERICA CORPORATION    COM              060505104      104    12754 SH       SOLE                        0        0    12754
BANK OF AMERICA CORPORATION    COM              060505104        1      840 SH  CALL SOLE                        0        0        0
BANK OF AMERICA CORPORATION    COM              060505104        1     1685 SH  PUT  SOLE                        0        0     1685
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261      144     9461 SH       SOLE                        0        0     9461
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261        0     1362 SH  CALL SOLE                        0        0        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261        3     1007 SH  PUT  SOLE                        0        0     1007
ISHARES TR                     MSCI EAFE INDEX  464287465      557    11194 SH       SOLE                        0        0    11194
MICRON TECHNOLOGY INC          COM              595112103      170    26933 SH       SOLE                        0        0    26933
MICRON TECHNOLOGY INC          COM              595112103        0       27 SH  CALL SOLE                        0        0        0
MICRON TECHNOLOGY INC          COM              595112103        0      344 SH  PUT  SOLE                        0        0      344
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     9973   155543 SH       SOLE                        0        0   155543
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104        5     3200 SH  CALL SOLE                        0        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104        1     4099 SH  PUT  SOLE                        0        0     4099
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      671     9943 SH       SOLE                        0        0     9943
SPDR S&P 500 ETF TR            TR UNIT          78462F103    53762   394292 SH       SOLE                        0        0   394292
SPDR S&P 500 ETF TR            TR UNIT          78462F103       21     7136 SH  CALL SOLE                        0        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103        4    10901 SH  PUT  SOLE                        0        0    10901
UNILEVER PLC                   SPON ADR NEW     904767704      674    20000 SH       SOLE                        0        0    20000